FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

6.    Fair Value of Assets and Liabilities

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition is as follows:

December 31, 2023	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	5,791,333	—	—	5,791,333
Restricted cash	267,271	—	—	267,271
Trading securities	76,053	—	—	76,053
Loans at fair value	—	—	677,835	677,835
Other financial investments	276,084	127,000	35,000	438,084
Total Assets	6,410,741	127,000	712,835	7,250,576
Liabilities
Payable to investors at fair value (i)	—	—	447,279	447,279
Total Liabilities	—	—	447,279	447,279

6.    Fair Value of Assets and Liabilities — continued

Assets and Liabilities Recorded at Fair Value — continued

December 31, 2024	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,841,284	—	—	3,841,284
Restricted cash	260,273	—	—	260,273
Trading securities	77,426	—	—	77,426
Loans at fair value	—	—	421,922	421,922
Other financial investments	291,190	27,000	35,000	353,190
Total Assets	4,470,173	27,000	456,922	4,954,095
Liabilities
Payable to investors at fair value (i)	—	—	368,022	368,022
Total Liabilities	—	—	368,022	368,022

(i): Among the payable to investors at fair value, RMB1,517 and nil are recorded as amount due to related parties as of December 31, 2023 and 2024, respectively.

As the Group’s loans and related payable to investors do not trade in an active market with readily observable prices, the Group uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these assets and liabilities, including discount rates, net cumulative expected loss rates, and cumulative prepayment rates. Financial instruments are categorized as Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Group did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2023 and 2024.

Significant Unobservable Inputs

		December 31, 2023	December 31, 2024
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	14.0%-20.0%	20.0%-24.0%
	Net cumulative expected loss rates (i)	0.5%-8.3%	1.1%-9.4%
	Cumulative prepayment rates (i)	7.5%-18.2%	8.2%-18.1%
Payable to investors at fair value	Discount rates	7.5%-8.3%	6.5%-7.0%
(i)	Expressed as a percentage of the loan volume.

The above inputs can cause significant increases or decreases in fair value. Specifically, increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

6.    Fair Value of Assets and Liabilities — continued

Significant Unobservable Inputs — continued

Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments gain/(loss)” in the consolidated statements of operations. The additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2023 and 2024 is as follows:

	Year ended December 31, 2023	Year ended December 31, 2024
Loans At Fair Value	RMB	RMB
Balance at beginning of year	54,049	677,835
Origination of loans	1,494,096	1,246,178
Collection of principals	(772,398)	(1,526,676)
Change in fair value	(97,912)	24,585
Balance at end of year	677,835	421,922

	Year ended December 31, 2023	Year ended December 31, 2024
Payable to investors At Fair Value	RMB	RMB
Balance at beginning of year	—	445,762
Contribution from investors of the consolidated ABFE	450,000	212,500
Interest and penalties received	58,481	114,026
Deductible expenses associated with the consolidated ABFE operation	(5,815)	(5,579)
Principal and interest payments to investors of the consolidated ABFE	(7,770)	(322,881)
Changes in fair value	(52,220)	(77,323)
Amount due to related parties (i)	3,086	1,517
Balance at end of year	445,762	368,022

(i): Among the investors of the ABFE, RMB1,517 and nil are recorded as amount due to related parties as of December 31, 2023 and 2024, respectively.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including accounts receivable, other receivables, financing receivables, loans to third parties, prepaid expenses and other assets, held-to-maturity investments and amounts due from/to related parties, accounts payable, accrued expenses and other liabilities are not recorded at fair value. The fair values of these financial instruments are approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.